Accounts receivable - Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	$ 14,112	$ 15,001
Gross Carrying Amount | Trade receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	12,122	14,404
Gross Carrying Amount | Accrued contract revenue
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	2,253	963
Expected Credit Losses | Accounts Receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net accounts receivable	$ (263)	$ (366)	$ (719)	$ (394)